AUGUST 2021 STOCK REDEMPTION (Details Narrative) - Redemption Agreement [Member] - Koncepts and Treasure Green [Member] - USD ($)	Aug. 10, 2021	Aug. 05, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares redeemed		654,105
Conversion of stock, amount issued	$ 7,200,000